Loan Payable - Additional Information (Detail) - USD ($)			1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 26, 2018	Mar. 30, 2018	Oct. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Apr. 01, 2020
Debt Instrument [Line Items]
Long term debt								$ 14,869,000	$ 14,752,000
Pacific Western Bank Inc | Second Amendment [Member]
Debt Instrument [Line Items]
Debt instrument depository covenant description								In March 2019, the Company entered into the Second Amendment to the 2018 Loan Agreement (the "Second Amendment"), which extended the second milestone date from March 31, 2019 to April 30, 2019. The first milestone was achieved in February 2018 which extended the interest only period through September 30, 2019
Pacific Western Bank Inc | Term Loan Facility
Debt Instrument [Line Items]
Debt instrument face amount		$ 15,000,000
Debt instrument, maturity date		Mar. 01, 2022				Mar. 31, 2022
Debt proceeds		$ 15,000,000				$ 15,000,000
Debt instrument, interest rate				6.25%		6.25%		6.25%
Increase in interest rate in case of default						5.00%		5.00%
Term loan facility payment terms						The Company made interest-only payments through March 31, 2020. Beginning in April 2020, the Company is obligated to make equal monthly principal payments of $625,000 through March 31, 2022 when the notes mature.		The Company is required to make monthly payments of interest only, beginning on April 1, 2018 and continuing through March 30, 2019 (the “Interest Only End Date”), at which time the Company would begin making payments on the principal from April 1, 2019 through the Maturity Date. However, upon the achievement of certain milestones, the Interest Only End Date would be extended through September 30, 2019 or March 30, 2020, and the Maturity Date would be extended to September 1, 2022. The 2018 Loan Agreement allows for prepayment in full of the outstanding principal at any time, subject to a prepayment charge that is dependent on the prepayment date
Liquidity event description								A Liquidity Event is defined as (a) any sale, license, or other disposition of all or substantially all of the assets of the Company, (b) any reorganization, consolidation, merger or sale of the voting securities of the Company or any other transaction where the holders of a Company?s securities before the transaction beneficially own less than 50% of the outstanding voting securities of the surviving entity after the transaction, or (c) an initial public offering of a Company?s equity securities.
Interest expense				$ 200,000	$ 300,000	$ 700,000	$ 900,000	$ 1,200,000	800,000
Interest expense related to amortization of debt discount								100,000	100,000
Unamortized debt discount								$ 100,000	$ 200,000
Debt instrument, interest rate during period						6.25%
Frequency of periodic payment						Monthly
Equal monthly principal payments						$ 625,000
Success fee payment				$ 1,100,000		$ 1,100,000
Pacific Western Bank Inc | Term Loan Facility | First Amendment [Member]
Debt Instrument [Line Items]
Success fee payment	1.1
Pacific Western Bank Inc | Term Loan Facility | Third Amendment [Member]
Debt Instrument [Line Items]
Debt instrument depository covenant description			In October 2019, the Company entered into the Third Amendment to the 2018 Loan Agreement (the "Third Amendment"), which extended the Interest Only End Date to March 31, 2020.
Minimum cash balance			$ 6,000,000
Additional finance proceeds			$ 40,000,000
Pacific Western Bank Inc | Term Loan Facility | Maximum
Debt Instrument [Line Items]
Percentage of voting securities held at the time of liquidity event								50.00%
Pacific Western Bank Inc | Term Loan Facility | Tranche One [Member]
Debt Instrument [Line Items]
Success fee payment								0.8
Pacific Western Bank Inc | Term Loan Facility | Tranche One [Member] | First Amendment [Member]
Debt Instrument [Line Items]
Success fee payment	0.8
Pacific Western Bank Inc | Term Loan Facility | Tranche One and Two [Member]
Debt Instrument [Line Items]
Success fee payment								1.1
Pacific Western Bank Inc | Term Loan Facility | Tranche Two [Member] | First Amendment [Member]
Debt Instrument [Line Items]
Success fee payment	0.3
Pacific Western Bank Inc | Term Loan Facility | Tranche One [Member]
Debt Instrument [Line Items]
Debt proceeds		10,000,000
Pacific Western Bank Inc | Term Loan Facility | Tranche Two [Member]
Debt Instrument [Line Items]
Debt proceeds		$ 5,000,000
Pacific Western Bank Inc | Term Loan Facility | Milestone 1 [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate								6.25%
Pacific Western Bank Inc | 2018 Credit Facility
Debt Instrument [Line Items]
Minimum cash balance										$ 6,000,000
Debt instrument, interest rate, effective percentage				5.00%		5.00%
Prime Rate | Pacific Western Bank Inc | Term Loan Facility
Debt Instrument [Line Items]
Debt instrument, applicable margin interest rate						2.00%		2.00%
Prime Rate | Pacific Western Bank Inc | Term Loan Facility | Milestone 1 [Member]
Debt Instrument [Line Items]
Debt instrument, applicable margin interest rate								1.50%